Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value as of September 30, 2024 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial assets	-	4,794	-
	$-	$4,794	$-
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	10,209
Derivative financial liabilities	-	377	-
Warrant liabilities (1)	1,342	-	-
Liability for share-based compensation (2)	-	-	8,814
	$1,342	$377	$19,023

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2023 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	10,427	-
	$-	$10,427	$-
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	18,706
Warrant liabilities (1)	1,423	-	-
Liability for share-based compensation (2)	-	-	5,809
	$1,423	$-	$24,515

(1)
The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.0 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of September 30, 2024 and December 31, 2023, 53,900,329 warrants were outstanding, all of which were considered public warrants.
As of December 31, 2023, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction and as of September 30, 2024, the liability also includes certain performance awards to be issued in a variable number of shares (Note 10).
Schedule of Fair Value Measurement Inputs and Valuation Techniques

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments are set out in the table below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Discount rate of 4.4%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%